Note 4 - Investment In Associate - Summary of Rio Grande Statements (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement Line Items [Line Items]
Cash	$ 5,005,346	$ 5,005,346	$ 998,262
Long-term exploration assets	21,324,785	21,324,785	15,094,413
Short-term accounts payable and accrued liabilities	(306,118)	(306,118)	(1,582,188)
Long term derivative liability	(152,765)	(152,765)	(656,946)
Net loss and comprehensive loss		(3,615,375)	$ (4,472,170)	$ 956,578
Rio Grande Resources Ltd [member]
Statement Line Items [Line Items]
Cash	531,375	531,375
Other current assets	14,935	14,935
Long-term exploration assets	3,189,002	3,189,002
Short-term accounts payable and accrued liabilities	(717,444)	(717,444)
Long-term royalty payable	(367,784)	(367,784)
Long-term tax penalty payable	(207,350)	(207,350)
Long-term notes payable	(1,197,450)	(1,197,450)
Long term derivative liability	(5,647)	(5,647)
Net assets	1,239,637	$ 1,239,637
Loss from operations	(530,140)
Net loss and comprehensive loss	$ (530,140)